Leases (Summary of Total Lease Cost) (Detail) $ in Millions	3 Months Ended
Mar. 31, 2019 USD ($)
Finance lease cost:
Finance lease cost, Amortization	$ 3
Finance lease cost, Interest	1
Operating lease cost	25
Short-term lease cost	6
Variable lease cost	2
Total lease cost	37
Virginia Electric and Power Company
Finance lease cost:
Operating lease cost	10
Short-term lease cost	2
Variable lease cost	1
Total lease cost	13
Dominion Energy Gas Holdings, LLC
Finance lease cost:
Operating lease cost	2
Short-term lease cost	1
Total lease cost	$ 3